Summary Of Significant Accounting Policies - Schedule of Principal Subsidiaries (Details) - Yingxi Industrial Chain Group Co Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Yingxi Industrial Chain Investment Co., Ltd ("YICI") [Member]
Name of subsidiaries	Yingxi Industrial Chain Investment Co., Ltd ("YICI") Shares held indirectly	Yingxi Industrial Chain Investment Co., Ltd ("YICI")
Place of incorporation	Hong Kong China	Hong Kong China
Percentage of interest	100.00%	100.00%
Principal activities	Investment holdings	Investment holdings
Dongguan Heng Sheng Wei Garments Co., Ltd ("DHSW") [Member]
Name of subsidiaries	Dongguan Heng Sheng Wei Garments Co., Ltd (“DHSW”)	Dongguan Heng Sheng Wei Garments Co., Ltd (“DHSW”)
Place of incorporation	China	China
Percentage of interest	100.00%	100.00%
Principal activities	Garment manufacturing and business consultancy	Garment manufacturing and business consultancy
Qianhai Yingxi Textile and Garments Co., Ltd ("QYTG") [Member]
Name of subsidiaries	Qianhai Yingxi Textile and Garments Co., Ltd ("QYTG")	Qianhai Yingxi Textile and Garments Co., Ltd ("QYTG")
Place of incorporation	China	China
Percentage of interest	100.00%	100.00%
Principal activities	Investment holdings	Investment holdings
Shantou Chenghai Dai Tou Garments Co., Ltd ("SCDT") [Member]
Name of subsidiaries	Shantou Chenghai Dai Tou Garments Co., Ltd (“SCDT”)	Shantou Chenghai Dai Tou Garments Co., Ltd (“SCDT”)
Place of incorporation	China	China
Percentage of interest	100.00%	100.00%
Principal activities	Garment manufacturing	Garment manufacturing
Shenzhen Hua Peng Fa Logistics Co., Ltd ("SHPF") [Member]
Name of subsidiaries	Shenzhen Hua Peng Fa Logistics Co., Ltd (“SHPF”)	Shenzhen Hua Peng Fa Logistics Co., Ltd (“SHPF”)
Place of incorporation	China	China
Percentage of interest	100.00%	100.00%
Principal activities	Logistics and business consultancy	Logistics and business consultancy
Shenzhen Qianhai Yingxi Industrial Chain Service Co., Ltd ("SQYI") [Member]
Name of subsidiaries	Shenzhen Qianhai Yingxi Industrial Chain Service Co., Ltd ("SQYI")	Shenzhen Qianhai Yingxi Industrial Chain Service Co., Ltd ("SQYI")
Place of incorporation	China	China
Percentage of interest	100.00%	100.00%
Principal activities	Investment holdings	Investment holdings
Shenzhen Xin Kuai Jie Transport Co., Ltd ("SXKJ") [Member]
Name of subsidiaries	Shenzhen Xin Kuai Jie Transport Co., Ltd (“SXKJ”)	Shenzhen Xin Kuai Jie Transport Co., Ltd (“SXKJ”)
Place of incorporation	China	China
Percentage of interest	100.00%	100.00%
Principal activities	Logistics	Logistics